Income tax expense - Aggregate amount and per share effect of the tax holidays and tax concessions (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Aggregate amount and per share effect of the tax holidays and tax concessions
The aggregate effect	¥ 698,883	¥ 851,865	¥ 824,300
Class A and Class B ordinary share
Aggregate amount and per share effect of the tax holidays and tax concessions
Per share effect - basic (in dollars per share)	¥ 6.98	¥ 8.03	¥ 7.45
Per share effect - diluted (in dollars per share)	¥ 6.83	¥ 7.9	¥ 7.32